Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited)

March 31, 2021

	Shares/ Principal	Fair Value
Corporate Bonds and Notes - 96.3%
Advertising - 0.4%
Advantage Sales & Marketing, Inc., 6.50%, 11/15/28(a)	$50,000	$52,000
MDC Partners, Inc., 7.50%, 5/1/24(a),(b)	175,000	176,750
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.00%, 8/15/27(a)	45,000	45,450
		274,200
Aerospace & Defense - 1.8%
Howmet Aerospace, Inc., 5.90%, 2/1/27	150,000	170,250
Kratos Defense & Security Solutions, Inc., 6.50%, 11/30/25(a)	40,000	42,025
Signature Aviation US Holdings, Inc.
5.38%, 5/1/26(a)	60,000	61,200
4.00%, 3/1/28(a)	65,000	66,100
Spirit AeroSystems, Inc., 5.50%, 1/15/25(a)	25,000	26,437
SSL Robotics LLC, 9.75%, 12/31/23(a)	58,000	65,221
TransDigm, Inc.
6.25%, 3/15/26(a)	300,000	317,970
6.38%, 6/15/26	50,000	51,687
7.50%, 3/15/27	250,000	266,250
4.63%, 1/15/29(a)	20,000	19,696
Triumph Group, Inc., 8.88%, 6/1/24(a)	98,000	110,270
		1,197,106
Agriculture - 0.7%
Turning Point Brands, Inc., 5.63%, 2/15/26(a)	110,000	114,125
Vector Group Ltd., 5.75%, 2/1/29(a)	320,000	330,000
		444,125
Airlines - 1.1%
American Airlines, Inc., 11.75%, 7/15/25(a)	75,000	92,719
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.50%, 4/20/26(a)	55,000	57,337
5.75%, 4/20/29(a)	100,000	106,580
Delta Air Lines, Inc., 7.38%, 1/15/26	150,000	176,056
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., 5.75%, 1/20/26(a)	80,000	85,024
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27(a),(c)	74,391	81,458
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd., 8.00%, 9/20/25(a)	100,000	113,000
United Airlines Holdings, Inc., 4.88%, 1/15/25	25,000	25,466
		737,640

	Shares/ Principal	Fair Value

Auto Manufacturers - 3.6%
Allison Transmission, Inc.
4.75%, 10/1/27(a)	$50,000	$53,140
3.75%, 1/30/31(a)	25,000	24,219
Ford Motor Co.
8.50%, 4/21/23	155,000	172,825
9.00%, 4/22/25	170,000	205,889
4.35%, 12/8/26	200,000	210,750
9.63%, 4/22/30	140,000	195,376
5.29%, 12/8/46	100,000	105,127
Ford Motor Credit Co. LLC
2.98%, 8/3/22	200,000	203,000
3.09%, 1/9/23	200,000	203,246
4.06%, 11/1/24	200,000	209,230
4.00%, 11/13/30	200,000	198,398
Jaguar Land Rover Automotive PLC
5.63%, 2/1/23(a)	150,000	150,017
4.50%, 10/1/27(a)	200,000	189,718
JB Poindexter & Co., Inc., 7.13%, 4/15/26(a)	80,000	84,500
Navistar International Corp., 9.50%, 5/1/25(a)	175,000	192,281
		2,397,716
Auto Parts & Equipment - 1.9%
Adient Global Holdings Ltd., 4.88%, 8/15/26(a)	200,000	205,250
Adient US LLC
9.00%, 4/15/25(a)	15,000	16,650
7.00%, 5/15/26(a)	3,000	3,195
American Axle & Manufacturing, Inc., 6.25%, 4/1/25	100,000	103,000
Clarios Global LP / Clarios US Finance Co., 6.25%, 5/15/26(a)	45,000	47,792
Cooper-Standard Automotive, Inc., 13.00%, 6/1/24(a)	190,000	216,600
Goodyear Tire & Rubber Co. (The), 5.63%, 4/30/33	125,000	125,000
IHO Verwaltungs GmbH, 4.75% Cash, 9/15/26(a),(d)	200,000	205,437
Meritor, Inc.
6.25%, 6/1/25(a)	40,000	42,600
4.50%, 12/15/28(a)	130,000	130,390
Tenneco, Inc.
5.00%, 7/15/26	15,000	14,137
7.88%, 1/15/29(a)	45,000	50,599
5.13%, 4/15/29(a)	70,000	69,017
		1,229,667
Banks - 1.1%
Deutsche Bank AG, 4.30%, (USD 5 Year Swap + 2.25%), 5/24/28(e)	200,000	205,197

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

	Shares/ Principal	Fair Value

Banks (continued)
Freedom Mortgage Corp.
8.25%, 4/15/25(a)	$95,000	$98,918
7.63%, 5/1/26(a)	45,000	47,221
Provident Funding Associates LP / PFG Finance Corp., 6.38%, 6/15/25(a)	150,000	149,634
UniCredit SpA, 5.46%, (US 5 Year CMT T-Note + 4.75%), 6/30/35(a),(e)	200,000	211,851
		712,821
Biotechnology - 0.1%
Emergent BioSolutions, Inc., 3.88%, 8/15/28(a)	35,000	34,212

Building Materials - 1.7%
Boise Cascade Co., 4.88%, 7/1/30(a)	50,000	52,375
Builders FirstSource, Inc.
6.75%, 6/1/27(a)	130,000	139,425
5.00%, 3/1/30(a)	125,000	131,069
Forterra Finance LLC / FRTA Finance Corp., 6.50%, 7/15/25(a)	100,000	107,500
Griffon Corp., 5.75%, 3/1/28	25,000	26,644
James Hardie International Finance DAC, 5.00%, 1/15/28(a)	200,000	211,500
Louisiana-Pacific Corp., 3.63%, 3/15/29(a)	100,000	97,250
Masonite International Corp., 5.38%, 2/1/28(a)	100,000	106,125
Norbord, Inc., 5.75%, 7/15/27(a)	45,000	47,961
PGT Innovations, Inc., 6.75%, 8/1/26(a)	70,000	74,375
Summit Materials LLC / Summit Materials Finance Corp.
5.13%, 6/1/25(a)	100,000	101,500
6.50%, 3/15/27(a)	30,000	31,537
US Concrete, Inc., 5.13%, 3/1/29(a)	15,000	15,450
		1,142,711
Chemicals - 3.3%
CF Industries, Inc., 4.95%, 6/1/43	100,000	114,533
Chemours Co. (The)
7.00%, 5/15/25	50,000	51,425
5.38%, 5/15/27	125,000	132,500
5.75%, 11/15/28(a)	93,000	97,921
Cornerstone Chemical Co., 6.75%, 8/15/24(a)	100,000	94,250
CVR Partners LP / CVR Nitrogen Finance Corp., 9.25%, 6/15/23(a)	35,000	35,306
Element Solutions, Inc., 3.88%, 9/1/28(a)	40,000	39,504
HB Fuller Co., 4.25%, 10/15/28	20,000	20,321
INEOS Group Holdings SA, 5.63%, 8/1/24(a)	200,000	202,500
Ingevity Corp., 3.88%, 11/1/28(a)	50,000	48,500

	Shares/ Principal	Fair Value

Chemicals (continued)
Kraton Polymers LLC / Kraton Polymers Capital Corp., 4.25%, 12/15/25(a)	$50,000	$50,187
Methanex Corp.
5.13%, 10/15/27	35,000	35,788
5.25%, 12/15/29	65,000	67,043
NOVA Chemicals Corp., 4.88%, 6/1/24(a)	350,000	365,750
Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.75%, 4/30/26(a)	90,000	92,059
Olin Corp., 9.50%, 6/1/25(a)	85,000	104,869
Rain CII Carbon LLC / CII Carbon Corp., 7.25%, 4/1/25(a)	100,000	103,521
Rayonier AM Products, Inc., 7.63%, 1/15/26(a)	180,000	191,250
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.
5.38%, 9/1/25(a)	62,000	63,730
5.13%, 4/1/29(a)	55,000	56,719
Tronox Finance PLC, 5.75%, 10/1/25(a)	75,000	78,235
Tronox, Inc.
6.50%, 5/1/25(a)	25,000	26,812
4.63%, 3/15/29(a)	70,000	70,088
		2,142,811
Coal - 0.1%
Natural Resource Partners LP / NRP Finance Corp., 9.13%, 6/30/25(a)	25,000	23,768
SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp., 7.50%, 6/15/25(a)	25,000	25,969
		49,737
Commercial Services - 3.0%
Adtalem Global Education, Inc., 5.50%, 3/1/28(a)	12,000	11,848
Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.63%, 7/15/26(a)	30,000	31,814
Alta Equipment Group, Inc., 5.63%, 4/15/26(a)	30,000	30,412
AMN Healthcare, Inc.
4.63%, 10/1/27(a)	15,000	15,337
4.00%, 4/15/29(a)	20,000	19,900
APX Group, Inc., 6.75%, 2/15/27(a)	140,000	150,181
ASGN, Inc., 4.63%, 5/15/28(a)	120,000	123,802
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.38%, 3/1/29(a)	20,000	20,688
Brink's Co. (The), 4.63%, 10/15/27(a)	100,000	102,467
Carriage Services, Inc., 6.63%, 6/1/26(a)	200,000	210,000
CPI CG, Inc., 8.63%, 3/15/26(a)	40,000	41,912

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

	Shares/ Principal	Fair Value

Commercial Services (continued)
Gartner, Inc.
4.50%, 7/1/28(a)	$175,000	$180,469
3.75%, 10/1/30(a)	80,000	79,200
Graham Holdings Co., 5.75%, 6/1/26(a)	125,000	130,638
Legends Hospitality Holding Co. LLC / Legends Hospitality Co.-Issuer, Inc., 5.00%, 2/1/26(a)	15,000	15,263
Modulaire Global Finance PLC, 8.00%, 2/15/23(a)	200,000	203,114
MPH Acquisition Holdings LLC, 5.75%, 11/1/28(a)	70,000	68,642
NESCO Holdings II, Inc., 5.50%, 4/15/29(a)	40,000	41,020
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.75%, 4/15/26(a)	125,000	134,903
3.38%, 8/31/27(a)	25,000	24,250
6.25%, 1/15/28(a)	55,000	57,255
Rent-A-Center, Inc./TX, 6.38%, 2/15/29(a)	30,000	31,800
Ritchie Bros Auctioneers, Inc., 5.38%, 1/15/25(a)	50,000	51,443
Service Corp. International
5.13%, 6/1/29	20,000	21,464
3.38%, 8/15/30	25,000	24,401
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 4.63%, 11/1/26(a)	35,000	36,400
United Rentals North America, Inc.
5.25%, 1/15/30	70,000	76,015
3.88%, 2/15/31	15,000	15,106
		1,949,744
Computers - 0.6%
Booz Allen Hamilton, Inc., 3.88%, 9/1/28(a)	30,000	30,157
Crowdstrike Holdings, Inc., 3.00%, 2/15/29	70,000	68,439
Diebold Nixdorf, Inc., 9.38%, 7/15/25(a)	30,000	33,412
Presidio Holdings, Inc., 4.88%, 2/1/27(a)	35,000	35,876
Science Applications International Corp., 4.88%, 4/1/28(a)	30,000	31,013
Unisys Corp., 6.88%, 11/1/27(a)	198,000	216,810
		415,707
Distribution & Wholesale - 0.3%
American Builders & Contractors Supply Co., Inc., 4.00%, 1/15/28(a)	15,000	15,000
G-III Apparel Group Ltd., 7.88%, 8/15/25(a)	100,000	108,750
H&E Equipment Services, Inc., 3.88%, 12/15/28(a)	50,000	48,625

	Shares/ Principal	Fair Value
Distribution & Wholesale (continued)
Performance Food Group, Inc., 5.50%, 10/15/27(a)	$30,000	$31,373
		203,748
Diversified Financial Services - 3.7%
AG Issuer LLC, 6.25%, 3/1/28(a)	35,000	36,619
Ally Financial, Inc., 5.75%, 11/20/25	100,000	113,669
Credit Acceptance Corp., 6.63%, 3/15/26	45,000	47,362
Curo Group Holdings Corp., 8.25%, 9/1/25(a)	75,000	75,119
Enova International, Inc., 8.50%, 9/15/25(a)	270,000	280,206
Global Aircraft Leasing Co. Ltd., 6.50% Cash, 7.25% PIK, 9/15/24(a),(d)	107,381	102,978
goeasy Ltd., 5.38%, 12/1/24(a)	110,000	113,987
Home Point Capital, Inc., 5.00%, 2/1/26(a)	25,000	24,750
LD Holdings Group LLC, 6.13%, 4/1/28(a)	20,000	20,338
LPL Holdings, Inc., 4.63%, 11/15/27(a)	104,000	107,900
Nationstar Mortgage Holdings, Inc.
6.00%, 1/15/27(a)	65,000	67,438
5.50%, 8/15/28(a)	100,000	100,405
5.13%, 12/15/30(a)	130,000	127,752
Navient Corp.
6.75%, 6/15/26	100,000	108,400
5.00%, 3/15/27	75,000	75,188
OneMain Finance Corp.
5.63%, 3/15/23	100,000	105,875
6.13%, 3/15/24	265,000	286,200
7.13%, 3/15/26	100,000	115,335
6.63%, 1/15/28	95,000	107,665
5.38%, 11/15/29	55,000	58,506
PennyMac Financial Services, Inc., 5.38%, 10/15/25(a)	35,000	36,279
PHH Mortgage Corp., 7.88%, 3/15/26(a)	15,000	15,375
SLM Corp., 4.20%, 10/29/25	250,000	262,505
United Wholesale Mortgage LLC, 5.50%, 4/15/29(a)	70,000	69,913
		2,459,764
Electric - 2.6%
Calpine Corp.
5.25%, 6/1/26(a)	121,000	124,612
4.50%, 2/15/28(a)	100,000	100,840
5.13%, 3/15/28(a)	70,000	70,325
4.63%, 2/1/29(a)	25,000	24,357
3.75%, 3/1/31(a)	25,000	23,828
Clearway Energy Operating LLC, 4.75%, 3/15/28(a)	70,000	72,827
Drax Finco PLC, 6.63%, 11/1/25(a)	200,000	206,750

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

	Shares/ Principal	Fair Value
Electric (continued)
FirstEnergy Corp.
5.35%, 7/15/47	$55,000	$61,775
3.40%, 3/1/50	70,000	60,900
NextEra Energy Operating Partners LP, 4.25%, 7/15/24(a)	50,000	52,625
NRG Energy, Inc., 7.25%, 5/15/26	400,000	416,000
Pattern Energy Operations LP / Pattern Energy Operations, Inc., 4.50%, 8/15/28(a)	40,000	40,650
PG&E Corp., 5.25%, 7/1/30	115,000	122,078
Talen Energy Supply LLC
7.25%, 5/15/27(a)	225,000	230,031
6.63%, 1/15/28(a)	70,000	69,926
Vistra Operations Co. LLC, 5.00%, 7/31/27(a)	40,000	41,252
		1,718,776
Electrical Components & Equipment - 0.3%
Energizer Holdings, Inc., 4.75%, 6/15/28(a)	35,000	36,094
WESCO Distribution, Inc.
7.13%, 6/15/25(a)	90,000	98,415
7.25%, 6/15/28(a)	45,000	50,355
		184,864
Energy-Alternate Sources - 0.2%
TerraForm Power Operating LLC, 5.00%, 1/31/28(a)	100,000	107,905

Engineering & Construction - 1.5%
AECOM, 5.13%, 3/15/27	150,000	163,200
Arcosa, Inc., 4.38%, 4/15/29(a)	40,000	40,000
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(a)	150,000	156,375
Dycom Industries, Inc., 4.50%, 4/15/29(a)	45,000	45,069
Fluor Corp., 4.25%, 9/15/28	30,000	30,345
frontdoor, Inc., 6.75%, 8/15/26(a)	45,000	47,869
MasTec, Inc., 4.50%, 8/15/28(a)	90,000	93,375
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/26(a)	90,000	92,250
PowerTeam Services LLC, 9.03%, 12/4/25(a)	60,000	66,618
TopBuild Corp., 3.63%, 3/15/29(a)	50,000	49,375
Tutor Perini Corp., 6.88%, 5/1/25(a)	190,000	196,470
Weekley Homes LLC / Weekley Finance Corp., 4.88%, 9/15/28(a)	15,000	15,375
		996,321
Entertainment - 1.3%
Boyne USA, Inc., 7.25%, 5/1/25(a)	75,000	77,962
Caesars Entertainment, Inc., 6.25%, 7/1/25(a)	75,000	79,785

	Shares/ Principal	Fair Value
Entertainment (continued)
Caesars Resort Collection LLC / CRC Finco, Inc., 5.75%, 7/1/25(a)	$40,000	$42,212
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.50%, 5/1/25(a)	80,000	84,072
Churchill Downs, Inc., 4.75%, 1/15/28(a)	120,000	124,108
International Game Technology PLC, 6.50%, 2/15/25(a)	100,000	109,500
Jacobs Entertainment, Inc., 7.88%, 2/1/24(a)	5,000	5,200
Live Nation Entertainment, Inc., 4.88%, 11/1/24(a)	200,000	203,540
Six Flags Theme Parks, Inc., 7.00%, 7/1/25(a)	15,000	16,233
Stars Group Holdings BV / Stars Group US Co.-Borrower LLC, 7.00%, 7/15/26(a)	45,000	47,025
WMG Acquisition Corp., 3.00%, 2/15/31(a)	105,000	99,782
		889,419
Environmental Control - 0.3%
GFL Environmental, Inc.
3.75%, 8/1/25(a)	30,000	30,450
5.13%, 12/15/26(a)	35,000	36,881
4.00%, 8/1/28(a)	80,000	77,400
Stericycle, Inc., 3.88%, 1/15/29(a)	35,000	34,563
		179,294
Food - 2.7%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
4.63%, 1/15/27(a)	50,000	51,822
5.88%, 2/15/28(a)	30,000	31,899
3.50%, 3/15/29(a)	70,000	66,615
4.88%, 2/15/30(a)	65,000	66,820
Kraft Heinz Foods Co.
4.63%, 1/30/29	100,000	112,169
3.75%, 4/1/30	200,000	212,128
6.88%, 1/26/39	200,000	274,968
5.00%, 6/4/42	250,000	280,689
4.38%, 6/1/46	150,000	156,390
Lamb Weston Holdings, Inc., 4.88%, 5/15/28(a)	15,000	16,113
Pilgrim's Pride Corp., 5.88%, 9/30/27(a)	50,000	53,585
Post Holdings, Inc.
5.75%, 3/1/27(a)	300,000	315,528
4.63%, 4/15/30(a)	50,000	50,095
SEG Holding LLC / SEG Finance Corp., 5.63%, 10/15/28(a)	20,000	20,950

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

	Shares/ Principal	Fair Value
Food (continued)
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 3/1/29(a)	$75,000	$75,658
		1,785,429
Forest Products & Paper - 0.3%
Clearwater Paper Corp., 4.75%, 8/15/28(a)	15,000	15,112
Mercer International, Inc., 5.13%, 2/1/29(a)	30,000	31,080
Resolute Forest Products, Inc., 4.88%, 3/1/26(a)	160,000	160,400
		206,592
Gas - 0.3%
AmeriGas Partners LP / AmeriGas Finance Corp., 5.63%, 5/20/24	150,000	166,575

Healthcare-Products - 0.4%
Hologic, Inc., 3.25%, 2/15/29(a)	135,000	133,312
Teleflex, Inc.
4.63%, 11/15/27	100,000	105,875
4.25%, 6/1/28(a)	10,000	10,363
Varex Imaging Corp., 7.88%, 10/15/27(a)	2,000	2,225
		251,775
Healthcare-Services - 6.2%
Acadia Healthcare Co., Inc.
5.50%, 7/1/28(a)	25,000	26,319
5.00%, 4/15/29(a)	25,000	25,943
Akumin, Inc., 7.00%, 11/1/25(a)	70,000	74,462
Catalent Pharma Solutions, Inc.
5.00%, 7/15/27(a)	40,000	41,900
3.13%, 2/15/29(a)	45,000	43,200
Centene Corp.
5.38%, 6/1/26(a)	120,000	125,484
5.38%, 8/15/26(a)	170,000	179,333
4.25%, 12/15/27	30,000	31,543
Charles River Laboratories International, Inc., 4.25%, 5/1/28(a)	25,000	25,750
CHS/Community Health Systems, Inc.
8.00%, 3/15/26(a)	175,000	189,227
5.63%, 3/15/27(a)	45,000	47,331
8.00%, 12/15/27(a)	50,000	54,808
6.00%, 1/15/29(a)	15,000	15,863
4.75%, 2/15/31(a)	50,000	48,845
DaVita, Inc.
4.63%, 6/1/30(a)	90,000	91,544
3.75%, 2/15/31(a)	60,000	57,492

	Shares/ Principal	Fair Value
Healthcare-Services (continued)
Encompass Health Corp.
4.50%, 2/1/28	$45,000	$46,085
4.75%, 2/1/30	40,000	41,148
HCA, Inc.
5.88%, 2/15/26	450,000	515,813
5.63%, 9/1/28	115,000	132,250
5.88%, 2/1/29	20,000	23,300
3.50%, 9/1/30	100,000	101,154
IQVIA, Inc.
5.00%, 10/15/26(a)	200,000	207,750
5.00%, 5/15/27(a)	200,000	211,159
Legacy LifePoint Health LLC, 4.38%, 2/15/27(a)	35,000	34,300
MEDNAX, Inc., 6.25%, 1/15/27(a)	25,000	26,733
ModivCare, Inc., 5.88%, 11/15/25(a)	290,000	305,225
Molina Healthcare, Inc.
5.38%, 11/15/22	175,000	183,495
4.38%, 6/15/28(a)	90,000	92,606
Prime Healthcare Services, Inc., 7.25%, 11/1/25(a)	50,000	53,375
RP Escrow Issuer LLC, 5.25%, 12/15/25(a)	45,000	46,631
Select Medical Corp., 6.25%, 8/15/26(a)	185,000	196,611
Syneos Health, Inc., 3.63%, 1/15/29(a)	50,000	48,625
Tenet Healthcare Corp.
6.75%, 6/15/23	90,000	97,312
4.63%, 7/15/24	100,000	101,675
7.50%, 4/1/25(a)	30,000	32,390
5.13%, 11/1/27(a)	255,000	266,654
6.13%, 10/1/28(a)	210,000	218,715
US Acute Care Solutions LLC, 6.38%, 3/1/26(a)	25,000	25,938
		4,087,988
Home Builders - 2.0%
Beazer Homes USA, Inc.
5.88%, 10/15/27	75,000	77,625
7.25%, 10/15/29	74,000	80,660
Brookfield Residential Properties, Inc. / Brookfield Residential US Corp., 4.88%, 2/15/30(a)	130,000	130,081
Century Communities, Inc., 6.75%, 6/1/27	25,000	26,573
Empire Communities Corp., 7.00%, 12/15/25(a)	35,000	36,881
KB Home, 6.88%, 6/15/27	90,000	105,425
M/I Homes, Inc., 4.95%, 2/1/28	125,000	129,453
Mattamy Group Corp.
5.25%, 12/15/27(a)	60,000	62,775
4.63%, 3/1/30(a)	115,000	114,227

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

	Shares/ Principal	Fair Value
Home Builders (continued)
New Home Co., Inc. (The), 7.25%, 10/15/25(a)	$55,000	$56,937
Picasso Finance Sub, Inc., 6.13%, 6/15/25(a)	46,000	48,875
Shea Homes LP / Shea Homes Funding Corp.
4.75%, 2/15/28(a)	160,000	162,882
4.75%, 4/1/29(a)	50,000	50,575
Taylor Morrison Communities, Inc., 5.75%, 1/15/28(a)	73,000	80,413
Tri Pointe Homes, Inc.
5.25%, 6/1/27	75,000	80,250
5.70%, 6/15/28	15,000	16,578
Williams Scotsman International, Inc., 4.63%, 8/15/28(a)	45,000	45,788
Winnebago Industries, Inc., 6.25%, 7/15/28(a)	25,000	26,781
		1,332,779
Home Furnishings - 0.1%
Tempur Sealy International, Inc., 4.00%, 4/15/29(a)	50,000	49,750

Household Products & Wares - 0.3%
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc., 5.00%, 12/31/26(a)	55,000	55,000
Spectrum Brands, Inc.
5.50%, 7/15/30(a)	100,000	107,000
3.88%, 3/15/31(a)	15,000	14,663
		176,663
Housewares - 0.3%
Newell Brands, Inc.
4.70%, 4/1/26	100,000	110,586
5.88%, 4/1/36	25,000	30,625
Scotts Miracle-Gro Co. (The), 4.50%, 10/15/29	70,000	72,167
		213,378
Insurance - 0.2%
AmWINS Group, Inc., 7.75%, 7/1/26(a)	25,000	26,750
MGIC Investment Corp., 5.25%, 8/15/28	8,000	8,330
Radian Group, Inc.
6.63%, 3/15/25	50,000	56,023
4.88%, 3/15/27	40,000	41,950
		133,053
Internet - 1.9%
Arches Buyer, Inc., 4.25%, 6/1/28(a)	55,000	54,901
Cogent Communications Group, Inc., 5.38%, 3/1/22(a)	25,000	25,711
GrubHub Holdings, Inc., 5.50%, 7/1/27(a)	10,000	10,400

	Shares/ Principal	Fair Value
Internet (continued)
Match Group Holdings II LLC
5.00%, 12/15/27(a)	$150,000	$157,125
4.63%, 6/1/28(a)	30,000	30,653
5.63%, 2/15/29(a)	155,000	166,237
4.13%, 8/1/30(a)	85,000	85,239
Netflix, Inc., 4.88%, 6/15/30(a)	325,000	374,250
NortonLifeLock, Inc., 5.00%, 4/15/25(a)	55,000	55,732
TripAdvisor, Inc., 7.00%, 7/15/25(a)	15,000	16,223
VeriSign, Inc.
5.25%, 4/1/25	200,000	225,760
4.75%, 7/15/27	30,000	31,838
		1,234,069
Investment Companies - 1.3%
Compass Group Diversified Holdings LLC
8.00%, 5/1/26(a)	55,000	57,535
5.25%, 4/15/29(a)	75,000	78,563
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.75%, 9/15/24	250,000	259,609
6.38%, 12/15/25	200,000	206,500
6.25%, 5/15/26	190,000	199,025
4.38%, 2/1/29(a)	60,000	58,632
		859,864
Iron & Steel - 1.3%
Allegheny Technologies, Inc.
7.88%, 8/15/23	150,000	162,705
5.88%, 12/1/27	25,000	25,875
ArcelorMittal SA, 4.55%, 3/11/26	250,000	277,176
Big River Steel LLC / BRS Finance Corp., 6.63%, 1/31/29(a)	60,000	65,381
Cleveland-Cliffs, Inc.
5.75%, 3/1/25	122,000	125,806
4.63%, 3/1/29(a)	25,000	24,958
Commercial Metals Co., 5.38%, 7/15/27	100,000	105,000
Mineral Resources Ltd., 8.13%, 5/1/27(a)	75,000	82,913
		869,814
Leisure Time - 1.3%
Carnival Corp.
11.50%, 4/1/23(a)	200,000	229,250
7.63%, 3/1/26(a)	30,000	32,229
9.88%, 8/1/27(a)	60,000	70,644
Life Time, Inc., 5.75%, 1/15/26(a)	10,000	10,288
Royal Caribbean Cruises Ltd.
10.88%, 6/1/23(a)	35,000	40,260
9.13%, 6/15/23(a)	10,000	11,019
11.50%, 6/1/25(a)	250,000	291,563
Silversea Cruise Finance Ltd., 7.25%, 2/1/25(a)	75,000	77,625

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

	Shares/ Principal	Fair Value
Leisure Time (continued)
Vista Outdoor, Inc., 4.50%, 3/15/29(a)	$110,000	$108,840
		871,718
Lodging - 0.9%
Hilton Domestic Operating Co., Inc.
5.38%, 5/1/25(a)	20,000	21,080
4.88%, 1/15/30	45,000	47,736
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp., 4.88%, 4/1/27	200,000	208,750
Marriott Ownership Resorts, Inc.
6.13%, 9/15/25(a)	70,000	74,349
4.75%, 1/15/28	35,000	35,350
Travel + Leisure Co.
6.00%, 4/1/27	75,000	82,800
4.63%, 3/1/30(a)	14,000	14,512
Wyndham Hotels & Resorts, Inc., 5.38%, 4/15/26(a)	20,000	20,450
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(a)	100,000	105,650
		610,677
Machinery-Construction & Mining - 0.3%
BWX Technologies, Inc., 4.13%, 6/30/28(a)	115,000	116,168
Terex Corp., 5.00%, 5/15/29(a)	60,000	62,112
		178,280
Machinery-Diversified - 0.4%
ATS Automation Tooling Systems, Inc., 4.13%, 12/15/28(a)	60,000	59,475
Colfax Corp., 6.38%, 2/15/26(a)	25,000	26,594
GrafTech Finance, Inc., 4.63%, 12/15/28(a)	109,000	109,614
Mueller Water Products, Inc., 5.50%, 6/15/26(a)	35,000	36,171
Stevens Holding Co., Inc., 6.13%, 10/1/26(a)	50,000	53,544
		285,398
Media - 7.1%
Altice Financing SA, 7.50%, 5/15/26(a)	200,000	209,000
AMC Networks, Inc., 4.25%, 2/15/29	67,000	65,157
Beasley Mezzanine Holdings LLC, 8.63%, 2/1/26(a)	165,000	165,825
Block Communications, Inc., 4.88%, 3/1/28(a)	25,000	25,463
Cable One, Inc., 4.00%, 11/15/30(a)	20,000	19,784
CCO Holdings LLC / CCO Holdings Capital Corp.
5.00%, 2/1/28(a)	100,000	105,765
5.38%, 6/1/29(a)	550,000	589,875
4.75%, 3/1/30(a)	115,000	119,169
4.50%, 8/15/30(a)	100,000	101,920

	Shares/ Principal	Fair Value
Media (continued)
CSC Holdings LLC
5.88%, 9/15/22	$200,000	$211,181
5.38%, 2/1/28(a)	200,000	210,250
6.50%, 2/1/29(a)	200,000	221,000
5.75%, 1/15/30(a)	200,000	210,649
Diamond Sports Group LLC / Diamond Sports Finance Co., 5.38%, 8/15/26(a)	155,000	111,563
DISH DBS Corp.
5.88%, 11/15/24	135,000	141,284
7.75%, 7/1/26	125,000	137,688
7.38%, 7/1/28	40,000	41,962
Entercom Media Corp., 6.75%, 3/31/29(a)	40,000	41,577
GCI LLC, 4.75%, 10/15/28(a)	125,000	127,969
Gray Television, Inc., 5.88%, 7/15/26(a)	121,000	125,386
iHeartCommunications, Inc.
5.25%, 8/15/27(a)	29,000	29,830
4.75%, 1/15/28(a)	20,000	20,150
Liberty Interactive LLC
8.50%, 7/15/29	100,000	114,000
8.25%, 2/1/30	50,000	56,750
Nexstar Broadcasting, Inc., 5.63%, 7/15/27(a)	100,000	105,123
Radiate Holdco LLC / Radiate Finance, Inc., 4.50%, 9/15/26(a)	50,000	50,562
Scripps Escrow II, Inc., 3.88%, 1/15/29(a)	35,000	34,387
Sinclair Television Group, Inc., 4.13%, 12/1/30(a)	35,000	33,688
Sirius XM Radio, Inc.
5.50%, 7/1/29(a)	50,000	54,063
4.13%, 7/1/30(a)	55,000	55,063
TEGNA, Inc.
4.75%, 3/15/26(a)	80,000	84,900
5.00%, 9/15/29	345,000	358,027
Townsquare Media, Inc., 6.88%, 2/1/26(a)	95,000	101,175
Univision Communications, Inc., 5.13%, 2/15/25(a)	200,000	202,000
Urban One, Inc., 7.38%, 2/1/28(a)	10,000	10,353
Virgin Media Secured Finance PLC, 5.50%, 5/15/29(a)	200,000	212,250
Ziggo BV, 5.50%, 1/15/27(a)	150,000	156,188
		4,660,976
Metal Fabricate & Hardware - 0.4%
Advanced Drainage Systems, Inc., 5.00%, 9/30/27(a)	145,000	151,898

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

	Shares/ Principal	Fair Value

Metal Fabricate & Hardware (continued)
Grinding Media, Inc. / Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23(a)	$100,000	$101,500
		253,398
Mining - 1.8%
Arconic Corp., 6.13%, 2/15/28(a)	65,000	69,433
FMG Resources August 2006 Pty Ltd., 4.50%, 9/15/27(a)	85,000	90,818
Freeport-McMoRan, Inc.
3.55%, 3/1/22	46,000	46,588
4.38%, 8/1/28	155,000	164,416
5.45%, 3/15/43	110,000	132,070
Hudbay Minerals, Inc.
4.50%, 4/1/26(a)	35,000	36,376
6.13%, 4/1/29(a)	35,000	37,362
IAMGOLD Corp., 5.75%, 10/15/28(a)	33,000	33,423
Joseph T Ryerson & Son, Inc., 8.50%, 8/1/28(a)	98,000	109,760
New Gold, Inc., 7.50%, 7/15/27(a)	30,000	31,071
Novelis Corp.
5.88%, 9/30/26(a)	100,000	104,680
4.75%, 1/30/30(a)	65,000	66,957
Taseko Mines Ltd., 7.00%, 2/15/26(a)	230,000	234,140
		1,157,094
Miscellaneous Manufacturing - 0.1%
Hillenbrand, Inc.
5.75%, 6/15/25	25,000	26,687
3.75%, 3/1/31	25,000	24,476
		51,163
Office & Business Equipment - 0.4%
CDW LLC / CDW Finance Corp.
5.50%, 12/1/24	100,000	109,596
4.13%, 5/1/25	55,000	57,200
4.25%, 4/1/28	9,000	9,315
3.25%, 2/15/29	25,000	24,687
Xerox Holdings Corp., 5.50%, 8/15/28(a)	60,000	62,119
		262,917
Oil & Gas - 8.0%
Aethon United BR LP / Aethon United Finance Corp., 8.25%, 2/15/26(a)	20,000	20,700
Antero Resources Corp.
5.63%, 6/1/23	50,000	50,169
5.00%, 3/1/25	25,000	25,019
8.38%, 7/15/26(a)	25,000	27,563
7.63%, 2/1/29(a)	110,000	117,150
Apache Corp.
4.63%, 11/15/25	45,000	46,364
4.88%, 11/15/27	65,000	66,625
4.25%, 1/15/30	15,000	14,611
5.10%, 9/1/40	147,000	143,692
4.75%, 4/15/43	60,000	55,650

	Shares/ Principal	Fair Value

Oil & Gas (continued)
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 8.25%, 12/31/28(a)	$20,000	$20,800
Berry Petroleum Co. LLC, 7.00%, 2/15/26(a)	25,000	24,187
Calumet Specialty Products Partners LP / Calumet Finance Corp.
7.75%, 4/15/23	50,000	49,630
11.00%, 4/15/25(a)	50,000	52,500
Chesapeake Energy Corp.
5.50%, 2/1/26(a)	10,000	10,409
5.88%, 2/1/29(a)	10,000	10,600
CNX Resources Corp.
7.25%, 3/14/27(a)	75,000	80,558
6.00%, 1/15/29(a)	30,000	31,176
Comstock Resources, Inc.
7.50%, 5/15/25(a)	26,000	26,975
9.75%, 8/15/26	45,000	48,937
6.75%, 3/1/29(a)	60,000	61,500
Continental Resources, Inc.
4.50%, 4/15/23	33,000	34,178
4.38%, 1/15/28	60,000	63,363
5.75%, 1/15/31(a)	25,000	28,246
4.90%, 6/1/44	30,000	30,001
EQT Corp.
7.63%, 2/1/25	60,000	69,053
3.90%, 10/1/27	75,000	76,569
5.00%, 1/15/29	10,000	10,700
8.50%, 2/1/30	25,000	31,883
Hilcorp Energy I LP / Hilcorp Finance Co.
6.25%, 11/1/28(a)	80,000	82,400
6.00%, 2/1/31(a)	80,000	81,200
Indigo Natural Resources LLC, 5.38%, 2/1/29(a)	25,000	24,630
Matador Resources Co., 5.88%, 9/15/26	115,000	111,981
MEG Energy Corp., 5.88%, 2/1/29(a)	25,000	25,062
Murphy Oil Corp.
5.75%, 8/15/25	65,000	64,987
5.88%, 12/1/27	73,000	71,540
6.38%, 7/15/28	15,000	15,019
Northern Oil and Gas, Inc., 8.13%, 3/1/28(a)	30,000	29,828
Occidental Petroleum Corp.
2.70%, 8/15/22	192,000	192,072
2.90%, 8/15/24	425,000	420,287
5.50%, 12/1/25	45,000	47,497
6.38%, 9/1/28	70,000	76,832
3.50%, 8/15/29	250,000	234,375
6.63%, 9/1/30	35,000	39,333

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

	Shares/ Principal	Fair Value

Oil & Gas (continued)
6.13%, 1/1/31	$25,000	$27,605
6.45%, 9/15/36	145,000	160,098
4.30%, 8/15/39	25,000	21,063
4.40%, 4/15/46	125,000	105,937
4.40%, 8/15/49	150,000	124,500
Ovintiv Exploration, Inc., 5.38%, 1/1/26	375,000	411,657
Ovintiv, Inc., 6.50%, 8/15/34	85,000	102,204
Par Petroleum LLC / Par Petroleum Finance Corp., 7.75%, 12/15/25(a)	25,000	25,313
Parkland Corp., 5.88%, 7/15/27(a)	40,000	42,650
PBF Holding Co. LLC / PBF Finance Corp.
9.25%, 5/15/25(a)	40,000	40,787
7.25%, 6/15/25	30,000	24,438
6.00%, 2/15/28	65,000	48,019
PDC Energy, Inc., 5.75%, 5/15/26	130,000	134,843
Precision Drilling Corp., 7.13%, 1/15/26(a)	50,000	48,548
Range Resources Corp.
5.00%, 3/15/23	100,000	101,625
9.25%, 2/1/26	125,000	135,815
8.25%, 1/15/29(a)	50,000	53,500
SM Energy Co., 10.00%, 1/15/25(a)	104,000	117,000
Southwestern Energy Co.
6.45%, 1/23/25	100,000	106,845
7.50%, 4/1/26	125,000	132,252
8.38%, 9/15/28	25,000	27,438
Sunoco LP / Sunoco Finance Corp.
6.00%, 4/15/27	220,000	231,000
4.50%, 5/15/29(a)	35,000	34,869
Talos Production, Inc., 12.00%, 1/15/26(a)	100,000	97,720
WPX Energy, Inc.
8.25%, 8/1/23	58,000	66,555
5.88%, 6/15/28	24,000	26,453
		5,294,585
Oil & Gas Services - 0.9%
Archrock Partners LP / Archrock Partners Finance Corp., 6.25%, 4/1/28(a)	150,000	152,370
Bristow Group, Inc., 6.88%, 3/1/28(a)	20,000	19,935
Oceaneering International, Inc.
4.65%, 11/15/24	37,000	35,710
6.00%, 2/1/28	150,000	143,500
TechnipFMC PLC, 6.50%, 2/1/26(a)	55,000	57,530
USA Compression Partners LP / USA Compression Finance Corp., 6.88%, 4/1/26	135,000	138,460
Weatherford International Ltd., 8.75%, 9/1/24(a)	50,000	52,305
		599,810

	Shares/ Principal	Fair Value

Packaging & Containers - 1.7%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc., 5.25%, 8/15/27(a)	$200,000	$204,790
Ball Corp.
5.25%, 7/1/25	100,000	113,000
2.88%, 8/15/30	60,000	57,795
Cascades, Inc./Cascades USA, Inc.
5.13%, 1/15/26(a)	25,000	26,531
5.38%, 1/15/28(a)	80,000	84,000
Graphic Packaging International LLC, 3.50%, 3/1/29(a)	35,000	34,037
Greif, Inc., 6.50%, 3/1/27(a)	55,000	57,956
Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co.-Issuer LLC, 6.00%, 9/15/28(a)	45,000	46,463
Mauser Packaging Solutions Holding Co., 5.50%, 4/15/24(a)	100,000	101,558
Plastipak Holdings, Inc., 6.25%, 10/15/25(a)	100,000	102,875
Silgan Holdings, Inc.
4.75%, 3/15/25	300,000	304,950
4.13%, 2/1/28	15,000	15,410
		1,149,365
Pharmaceuticals - 2.2%
AdaptHealth LLC
6.13%, 8/1/28(a)	35,000	37,100
4.63%, 8/1/29(a)	25,000	24,875
Bausch Health Americas, Inc., 8.50%, 1/31/27(a)	110,000	122,031
Bausch Health Cos., Inc.
5.50%, 11/1/25(a)	60,000	61,643
7.00%, 1/15/28(a)	55,000	59,705
5.00%, 1/30/28(a)	155,000	157,976
7.25%, 5/30/29(a)	100,000	111,625
5.25%, 2/15/31(a)	40,000	39,809
Herbalife Nutrition Ltd. / HLF Financing, Inc., 7.88%, 9/1/25(a)	100,000	108,750
HLF Financing Sarl LLC / Herbalife International, Inc., 7.25%, 8/15/26(a)	20,000	20,950
Horizon Therapeutics USA, Inc., 5.50%, 8/1/27(a)	250,000	266,875
Owens & Minor, Inc., 4.50%, 3/31/29(a)	60,000	60,300
P&L Development LLC / PLD Finance Corp., 7.75%, 11/15/25(a)	40,000	42,800
Par Pharmaceutical, Inc., 7.50%, 4/1/27(a)	270,000	287,064
Vizient, Inc., 6.25%, 5/15/27(a)	20,000	21,225
		1,422,728

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

	Shares/ Principal	Fair Value

Pipelines - 4.2%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.75%, 3/1/27(a)	$20,000	$20,004
5.75%, 1/15/28(a)	65,000	64,919
Buckeye Partners LP
4.13%, 3/1/25(a)	25,000	25,508
5.85%, 11/15/43	50,000	48,568
Cheniere Energy Partners LP, 4.50%, 10/1/29	90,000	93,600
Cheniere Energy, Inc., 4.63%, 10/15/28(a)	40,000	41,607
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
5.63%, 5/1/27(a)	75,000	73,687
6.00%, 2/1/29(a)	105,000	103,425
DCP Midstream Operating LP
5.38%, 7/15/25	105,000	113,781
5.60%, 4/1/44	70,000	70,000
EnLink Midstream LLC
5.63%, 1/15/28(a)	40,000	38,679
5.38%, 6/1/29	25,000	23,375
EnLink Midstream Partners LP
4.15%, 6/1/25	75,000	73,328
5.45%, 6/1/47	75,000	60,497
EQM Midstream Partners LP
6.50%, 7/1/27(a)	160,000	173,960
5.50%, 7/15/28	22,000	23,094
4.50%, 1/15/29(a)	40,000	38,979
6.50%, 7/15/48	28,000	27,930
Genesis Energy LP / Genesis Energy Finance Corp.
6.50%, 10/1/25	120,000	117,630
8.00%, 1/15/27	20,000	20,250
Global Partners LP / GLP Finance Corp., 6.88%, 1/15/29	135,000	144,889
Harvest Midstream I LP, 7.50%, 9/1/28(a)	25,000	26,867
Hess Midstream Operations LP, 5.63%, 2/15/26(a)	70,000	72,340
New Fortress Energy, Inc.
6.75%, 9/15/25(a)	65,000	66,781
6.50%, 9/30/26(a)	200,000	201,300
NGL Energy Operating LLC / NGL Energy Finance Corp., 7.50%, 2/1/26(a)	70,000	71,825
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
5.50%, 9/15/24(a)	66,000	66,990
5.50%, 1/15/28(a)	200,000	195,330
6.00%, 12/31/30(a)	55,000	54,367

	Shares/ Principal	Fair Value

Pipelines (continued)
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.88%, 4/15/26	$70,000	$73,281
5.00%, 1/15/28	100,000	104,125
6.88%, 1/15/29	50,000	55,085
5.50%, 3/1/30	25,000	26,250
4.88%, 2/1/31(a)	25,000	25,331
4.00%, 1/15/32(a)	50,000	47,026
Western Midstream Operating LP
5.30%, 2/1/30	165,000	178,819
5.30%, 3/1/48	120,000	120,425
6.50%, 2/1/50	15,000	16,218
		2,800,070
Real Estate - 1.2%
Five Point Operating Co. LP / Five Point Capital Corp., 7.88%, 11/15/25(a)	50,000	52,256
Greystar Real Estate Partners LLC, 5.75%, 12/1/25(a)	35,000	35,962
Howard Hughes Corp. (The), 4.38%, 2/1/31(a)	40,000	39,175
Hunt Cos., Inc.
6.25%, 2/15/26(a)	175,000	180,583
5.25%, 4/15/29(a)	150,000	150,000
Kennedy-Wilson, Inc.
5.88%, 4/1/24	300,000	302,937
5.00%, 3/1/31	35,000	35,446
		796,359
REITS - 4.5%
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LLC, 5.75%, 5/15/26(a)	80,000	82,300
EPR Properties, 3.75%, 8/15/29	15,000	14,195
HAT Holdings I LLC / HAT Holdings II LLC
5.25%, 7/15/24(a)	100,000	103,250
3.75%, 9/15/30(a)	85,000	81,812
Iron Mountain, Inc.
5.25%, 7/15/30(a)	220,000	226,996
4.50%, 2/15/31(a)	90,000	88,974
5.63%, 7/15/32(a)	25,000	26,125
iStar, Inc., 4.25%, 8/1/25	100,000	100,690
Ladder Capital Finance Holdings LLP / Ladder Capital Finance Corp.
5.25%, 10/1/25(a)	50,000	50,000
4.25%, 2/1/27(a)	25,000	24,625
MGM Growth Properties Operating Partnership LP / MGP Finance Co.-Issuer, Inc.
5.63%, 5/1/24	500,000	536,684
4.63%, 6/15/25(a)	40,000	42,188
3.88%, 2/15/29(a)	120,000	119,535

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

	Shares/ Principal	Fair Value

REITS (continued)
MPT Operating Partnership LP / MPT Finance Corp., 5.00%, 10/15/27	$150,000	$157,801
New Residential Investment Corp., 6.25%, 10/15/25(a)	25,000	25,094
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer, 5.88%, 10/1/28(a)	185,000	196,146
RHP Hotel Properties LP / RHP Finance Corp., 4.50%, 2/15/29(a)	30,000	30,119
SBA Communications Corp.
4.88%, 9/1/24	100,000	102,687
3.88%, 2/15/27	100,000	102,220
Service Properties Trust
4.65%, 3/15/24	50,000	50,000
7.50%, 9/15/25	215,000	244,245
5.50%, 12/15/27	15,000	15,858
4.38%, 2/15/30	5,000	4,593
Starwood Property Trust, Inc., 4.75%, 3/15/25	145,000	150,551
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 7.88%, 2/15/25(a)	150,000	162,300
VICI Properties LP / VICI Note Co., Inc.
4.25%, 12/1/26(a)	25,000	25,577
3.75%, 2/15/27(a)	50,000	50,054
4.63%, 12/1/29(a)	48,000	49,793
4.13%, 8/15/30(a)	70,000	70,609
XHR LP, 6.38%, 8/15/25(a)	55,000	58,094
		2,993,115
Retail - 3.8%
1011778 BC ULC / New Red Finance, Inc.
5.75%, 4/15/25(a)	40,000	42,500
4.38%, 1/15/28(a)	40,000	40,189
4.00%, 10/15/30(a)	145,000	139,925
Abercrombie & Fitch Management Co., 8.75%, 7/15/25(a)	125,000	138,125
Academy Ltd., 6.00%, 11/15/27(a)	25,000	26,312
Asbury Automotive Group, Inc., 4.75%, 3/1/30	70,000	72,100
Group 1 Automotive, Inc., 4.00%, 8/15/28(a)	110,000	109,312
IRB Holding Corp., 7.00%, 6/15/25(a)	60,000	64,587
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 6/1/27(a)	50,000	52,500
L Brands, Inc.
6.88%, 7/1/25(a)	30,000	33,336
9.38%, 7/1/25(a)	15,000	18,675
6.69%, 1/15/27	50,000	56,625

	Shares/ Principal	Fair Value

Retail (continued)
5.25%, 2/1/28	$25,000	$26,813
7.50%, 6/15/29	100,000	113,614
6.63%, 10/1/30(a)	55,000	62,322
6.88%, 11/1/35	175,000	208,563
Lithia Motors, Inc., 4.38%, 1/15/31(a)	105,000	108,984
Macy's Retail Holdings LLC, 5.88%, 4/1/29(a)	15,000	15,382
Macy's, Inc., 8.38%, 6/15/25(a)	50,000	55,360
Michaels Stores, Inc., 4.75%, 10/1/27(a)	75,000	81,562
Murphy Oil USA, Inc.
4.75%, 9/15/29	50,000	52,500
3.75%, 2/15/31(a)	30,000	29,488
Nordstrom, Inc., 5.00%, 1/15/44	70,000	68,850
QVC, Inc.
4.45%, 2/15/25	100,000	105,250
4.75%, 2/15/27	150,000	155,250
4.38%, 9/1/28	90,000	90,713
5.95%, 3/15/43	20,000	19,500
Sally Holdings LLC / Sally Capital, Inc., 5.63%, 12/1/25	100,000	103,125
Specialty Building Products Holdings LLC / SBP Finance Corp., 6.38%, 9/30/26(a)	45,000	46,463
Staples, Inc., 7.50%, 4/15/26(a)	100,000	105,500
Superior Plus LP / Superior General Partner, Inc., 4.50%, 3/15/29(a)	20,000	20,204
Yum! Brands, Inc.
7.75%, 4/1/25(a)	5,000	5,475
4.75%, 1/15/30(a)	125,000	132,163
3.63%, 3/15/31	100,000	96,149
		2,497,416
Semiconductors - 1.0%
Amkor Technology, Inc., 6.63%, 9/15/27(a)	100,000	108,250
Entegris, Inc.
4.63%, 2/10/26(a)	200,000	207,000
4.38%, 4/15/28(a)	50,000	51,558
Microchip Technology, Inc., 4.25%, 9/1/25(a)	35,000	36,561
Qorvo, Inc., 4.38%, 10/15/29	230,000	245,527
		648,896
Software - 3.0%
ACI Worldwide, Inc., 5.75%, 8/15/26(a)	25,000	26,375
Black Knight InfoServ LLC, 3.63%, 9/1/28(a)	60,000	58,957
Boxer Parent Co., Inc., 7.13%, 10/2/25(a)	15,000	16,087
BY Crown Parent LLC / BY Bond Finance, Inc., 4.25%, 1/31/26(a)	20,000	20,675
Camelot Finance SA, 4.50%, 11/1/26(a)	215,000	222,293

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

	Shares/ Principal	Fair Value

Software (continued)
CDK Global, Inc., 5.88%, 6/15/26	$50,000	$51,625
Dun & Bradstreet Corp. (The), 6.88%, 8/15/26(a)	30,000	32,031
Fair Isaac Corp.
5.25%, 5/15/26(a)	60,000	66,450
4.00%, 6/15/28(a)	120,000	123,066
J2 Global, Inc., 4.63%, 10/15/30(a)	190,000	192,547
MSCI, Inc.
5.38%, 5/15/27(a)	145,000	155,077
4.00%, 11/15/29(a)	60,000	61,708
3.63%, 9/1/30(a)	105,000	106,769
3.88%, 2/15/31(a)	95,000	97,071
Nuance Communications, Inc., 5.63%, 12/15/26	100,000	104,875
Open Text Corp., 3.88%, 2/15/28(a)	55,000	55,275
Open Text Holdings, Inc., 4.13%, 2/15/30(a)	55,000	55,753
PTC, Inc.
3.63%, 2/15/25(a)	75,000	76,969
4.00%, 2/15/28(a)	45,000	45,675
SS&C Technologies, Inc., 5.50%, 9/30/27(a)	200,000	212,800
Veritas US, Inc. / Veritas Bermuda Ltd., 7.50%, 9/1/25(a)	150,000	156,000
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 2/1/29(a)	45,000	43,987
		1,982,065
Telecommunications - 5.0%
Altice France SA
7.38%, 5/1/26(a)	300,000	312,000
5.50%, 1/15/28(a)	200,000	205,250
Avaya, Inc., 6.13%, 9/15/28(a)	125,000	132,975
CommScope, Inc.
5.50%, 3/1/24(a)	95,000	97,969
6.00%, 3/1/26(a)	65,000	68,638
Consolidated Communications, Inc., 6.50%, 10/1/28(a)	15,000	16,202
Frontier Communications Corp.
5.88%, 10/15/27(a)	15,000	15,900
5.00%, 5/1/28(a)	40,000	40,700
Hughes Satellite Systems Corp., 5.25%, 8/1/26	35,000	38,517
Level 3 Financing, Inc., 4.63%, 9/15/27(a)	190,000	195,542
LogMeIn, Inc., 5.50%, 9/1/27(a)	55,000	57,578
Lumen Technologies, Inc.
6.88%, 1/15/28	100,000	111,343
7.60%, 9/15/39	50,000	57,250
7.65%, 3/15/42	65,000	73,937
Nokia Oyj, 4.38%, 6/12/27	100,000	106,000

	Shares/ Principal	Fair Value

Telecommunications (continued)
Plantronics, Inc., 4.75%, 3/1/29(a)	$95,000	$93,337
QualityTech LP / QTS Finance Corp., 3.88%, 10/1/28(a)	45,000	44,775
Sable International Finance Ltd., 5.75%, 9/7/27(a)	200,000	210,750
Sprint Capital Corp.
6.88%, 11/15/28	100,000	126,097
8.75%, 3/15/32	60,000	88,725
Sprint Corp., 7.63%, 3/1/26	50,000	61,247
Switch Ltd., 3.75%, 9/15/28(a)	30,000	29,542
Telecom Italia Capital SA
6.38%, 11/15/33	140,000	165,900
6.00%, 9/30/34	50,000	56,708
Telesat Canada / Telesat LLC
4.88%, 6/1/27(a)	75,000	75,000
6.50%, 10/15/27(a)	305,000	305,525
T-Mobile USA, Inc.
4.75%, 2/1/28	150,000	160,297
2.88%, 2/15/31	45,000	43,493
Viasat, Inc., 5.63%, 4/15/27(a)	150,000	157,337
Windstream Escrow LLC / Windstream Escrow Finance Corp., 7.75%, 8/15/28(a)	80,000	81,300
Zayo Group Holdings, Inc., 4.00%, 3/1/27(a)	80,000	78,720
		3,308,554
Transportation - 0.2%
Altera Infrastructure LP/Teekay Offshore Finance Corp., 8.50%, 7/15/23(a)	100,000	90,250
XPO Logistics, Inc., 6.25%, 5/1/25(a)	35,000	37,496
		127,746
Trucking & Leasing - 0.9%
Fortress Transportation and Infrastructure Investors LLC
6.75%, 3/15/22(a)	75,000	75,094
6.50%, 10/1/25(a)	165,000	172,425
9.75%, 8/1/27(a)	315,000	358,706
		606,225
Water - 0.1%
Solaris Midstream Holdings LLC, 7.63%, 4/1/26(a)	40,000	40,900

Total Corporate Bonds and Notes (Cost - $60,688,593)		63,435,472
Warrants - 0.1%
SM Energy Co., expires 6/30/23* (Cost - $0)	1,984	32,458

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

	Shares/ Principal	Fair Value
Short-Term Investments - 1.1%
Money Market Funds - 1.1%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.01%(f) (Cost - $744,329)	744,329	$744,329

Total Investments - 97.5% (Cost - $61,432,922)		$64,212,259
Other Assets Less Liabilities - Net 2.5%		1,647,280
Total Net Assets - 100.0%		$65,859,539

*	Non-income producing security.
(a)	144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of March 31, 2021, these securities amounted to $39,914,894 or 60.6% of net assets.
(b)	Step coupon.
(c)	Sinking bond security.
(d)	PIK - Pay-in-kind security.
(e)	Variable rate security. The rate shown is the rate in effect at period end.
(f)	The rate shown is the annualized seven-day yield at period end.

CMT	-	Treasury Constant Maturity Rate
PLC	-	Public Limited Company
REIT	-	Real Estate Investment Trust

Global Atlantic BlackRock High Yield Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Long Futures Contracts
U.S. 10 Year Ultra Future	Goldman Sachs & Co.	1	6/21/2021	$143,688	$(4,441)
U.S. 2 Year Note Future	Goldman Sachs & Co.	4	6/30/2021	882,906	(547)
U.S. 5 Year Note Future	Goldman Sachs & Co.	1	6/30/2021	123,398	(312)
U.S. Long Bond Future	Goldman Sachs & Co.	2	6/21/2021	309,188	(8,383)

					(13,683)
Short Futures Contracts
U.S. 10 Year Note Future	Goldman Sachs & Co.	2	6/21/2021	261,875	2,906
TOTAL NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS					$(10,777)